UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZPR Investment Management, Inc.
Address: 1642 North Volusia Avenue
         Orange City, FL  32763

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ted Bauchle
Title:     Vice President
Phone:     386-775-1177

Signature, Place, and Date of Signing:

 /s/ Ted Bauchle     Orange City, FL     January 19, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $81,236 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAS CAR MART INC          COM              03062T105     3342    85300 SH       SOLE                    85300        0        0
AMTECH SYS INC                 COM PAR $0.01N   032332504     2466   289825 SH       SOLE                   289825        0        0
BLACK BOX CORP DEL             COM              091826107     1684    60056 SH       SOLE                    60056        0        0
BOOKS-A-MILLION INC            COM              098570104      736   303045 SH       SOLE                   303045        0        0
BUCKEYE TECHNOLOGIES INC       COM              118255108     4285   128145 SH       SOLE                   128145        0        0
CORINTHIAN COLLEGES INC        COM              218868107      390   179930 SH       SOLE                   179930        0        0
CPI AEROSTRUCTURES INC         COM NEW          125919308     2461   207304 SH       SOLE                   207304        0        0
DDI CORP                       COM 0.0001 NEW   233162502     3176   340386 SH       SOLE                   340386        0        0
DESTINATION MATERNITY CORP     COM              25065D100     1157    69180 SH       SOLE                    69180        0        0
ENTEGRIS INC                   COM              29362U104     2151   246485 SH       SOLE                   246485        0        0
EPLUS INC                      COM              294268107     1220    43146 SH       SOLE                    43146        0        0
GT ADVANCED TECHNOLOGIES INC   COM              36191U106     4084   564150 SH       SOLE                   564150        0        0
INNOSPEC INC                   COM              45768S105      619    22055 SH       SOLE                    22055        0        0
INSIGHT ENTERPRISES INC        COM              45765U103     1959   128130 SH       SOLE                   128130        0        0
IXYS CORP                      COM              46600W106     2767   255520 SH       SOLE                   255520        0        0
KADANT INC                     COM              48282T104     1646    72785 SH       SOLE                    72785        0        0
LITTELFUSE INC                 COM              537008104     1453    33800 SH       SOLE                    33800        0        0
LSB INDS INC                   COM              502160104     1025    36570 SH       SOLE                    36570        0        0
MATERIAL SCIENCES CORP         COM              576674105     2584   314365 SH       SOLE                   314365        0        0
MATERION CORP                  COM              576690101      645    26550 SH       SOLE                    26550        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     5729   766969 SH       SOLE                   766969        0        0
MITCHAM INDS INC               COM              606501104     2048    93750 SH       SOLE                    93750        0        0
NEWMARKET CORP                 COM              651587107     6894    34800 SH       SOLE                    34800        0        0
NEWPORT CORP                   COM              651824104     1394   102460 SH       SOLE                   102460        0        0
NN INC                         COM              629337106     2752   458740 SH       SOLE                   458740        0        0
P C CONNECTION                 COM              69318J100     2931   264280 SH       SOLE                   264280        0        0
POWER ONE INC NEW              COM              73930R102     1863   476560 SH       SOLE                   476560        0        0
ROFIN SINAR TECHNOLOGIES INC   COM              775043102     1235    54055 SH       SOLE                    54055        0        0
S L INDS INC                   COM              784413106     1244    76796 SH       SOLE                    76796        0        0
SCANSOURCE INC                 COM              806037107      660    18340 SH       SOLE                    18340        0        0
SCHWEITZER-MAUDUIT INTL INC    COM              808541106     2784    41890 SH       SOLE                    41890        0        0
STANDARD MTR PRODS INC         COM              853666105     2333   116370 SH       SOLE                   116370        0        0
SYNNEX CORP                    COM              87162W100     3954   129810 SH       SOLE                   129810        0        0
TESSCO TECHNOLOGIES INC        COM              872386107     2484   179704 SH       SOLE                   179704        0        0
UNIVERSAL STAINLESS & ALLOY    COM              913837100      678    18160 SH       SOLE                    18160        0        0
ZYGO CORP                      COM              989855101     2403   136120 SH       SOLE                   136120        0        0